HUNTINGTON ALLSTAR SELECTSM

Issued by

TRANSAMERICA LIFE INSURANCE COMPANY

RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

Supplement dated October 26, 2018

to the

Prospectus dated May 1, 2007

Effective on or about November 1, 2018, based on changes to the underlying fund portfolio, the following changes apply to Huntington Landmark policy holders:

OLD SUBACCOUNT NAME	NEW SUBACCOUNT NAME	OLD PORTFOLIO NAME	NEW PORTFOLIO NAME	OLD SUBADVISOR	NEW SUBADVISOR
TA Aegon Government Money Market	TA BlackRock Government Money Market	Transamerica Aegon Government Money Market VP	Transamerica BlackRock Government Money Market VP	AEGON USA Investment Management, LLC	BlackRock Investment Management, LLC
TA AB Dynamic Allocation	TA BlackRock Smart Beta 40	Transamerica AB Dynamic Allocation VP	Transamerica BlackRock Smart Beta 40 VP	AEGON USA Investment Management, LLC	BlackRock Investment Management, LLC
Rational Dividend Capture VA Fund	Rational Trend Aggregation VA Fund	Rational Dividend Capture VA Fund	Rational Trend Aggregation VA Fund	Rational Advisors, Inc.	Rational Advisors, Inc.

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Huntington Allstar SelectSM dated May 1, 2007